Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest income and gains and losses on total value of investments [line items]
Interest income	€ 399	€ 334
Total gains and losses on sale of assets	155	68
Total	554	402
Investments	8,802	6,853
Residential mortgage-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	58	67
Total gains and losses on sale of assets	(13)	(15)
Total	45	52
Investments	684	933
Commercial mortgage-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	97	92
Total gains and losses on sale of assets	98	12
Total	194	105
Investments	2,582	2,323
Asset-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	38	40
Total gains and losses on sale of assets	12	14
Total	50	54
Investments	585	560
ABSs - other [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	206	134
Total gains and losses on sale of assets	58	57
Total	264	191
Investments	€ 4,952	€ 3,037